Leases - Summary of Lease Amounts Recognized in Profit or Loss and Other Comprehensive Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Interest expense	$ 286,503	$ 276,728	$ 212,354
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation of right-of-use assets	$ 669,087	$ 618,651	$ 430,514